LONG-TERM BANK LOANS AND BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
Borrowings and other credit facilities
Long-term bank loans and borrowings	Rp 36,319	$ 2,548	Rp 30,561
1-2 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	10,016
2-3 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	7,179
3-4 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	7,454
4-5 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	4,358
More than 5 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	7,312
Two-step loans
Borrowings and other credit facilities
Long-term bank loans and borrowings	217		384
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	122
Two-step loans | 2-3 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	95
Bonds and notes
Borrowings and other credit facilities
Long-term bank loans and borrowings	4,793		6,991
Bonds and notes | 3-4 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	2,098
Bonds and notes | More than 5 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	2,695
Bank loans
Borrowings and other credit facilities
Long-term bank loans and borrowings	29,745		20,581
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	8,842
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	6,572
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	5,356
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	4,358
Bank loans | More than 5 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	4,617
Other borrowings
Borrowings and other credit facilities
Long-term bank loans and borrowings	1,564		Rp 2,605
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	1,052
Other borrowings | 2-3 years
Borrowings and other credit facilities
Long-term bank loans and borrowings	Rp 512